Investment portfolio (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Investment Portfolio Details [Abstract]
Equities	$ 18,445	$ 20,590
Partnership interests and others		200
Investment portfolio	$ 18,445	$ 20,790